Significant Accounting Policies (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants presented at fair value	$ 961,922	$ 844,818
Capital note	43,568	37,480
Total financial liabilities	1,005,490	882,298
Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants presented at fair value
Capital note
Total financial liabilities
Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants presented at fair value
Capital note
Total financial liabilities
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrants presented at fair value	961,922	844,818
Capital note	43,568	37,480
Total financial liabilities	$ 1,005,490	$ 882,298